American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Equity ETF (AVLC)
November 30, 2023

Avantis U.S. Large Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.0%
Axon Enterprise, Inc.(1)	79	18,160
Boeing Co.(1)	1,142	264,522
BWX Technologies, Inc.	1,153	89,969
Curtiss-Wright Corp.	171	36,577
General Dynamics Corp.	385	95,083
HEICO Corp.	266	45,494
HEICO Corp., Class A	422	57,987
Hexcel Corp.	575	39,853
Howmet Aerospace, Inc.	463	24,354
Huntington Ingalls Industries, Inc.	206	48,826
L3Harris Technologies, Inc.	493	94,069
Leonardo DRS, Inc.(1)	530	9,768
Lockheed Martin Corp.	655	293,289
Northrop Grumman Corp.	193	91,706
RTX Corp.	2,196	178,930
Textron, Inc.	1,348	103,338
TransDigm Group, Inc.	190	182,945
Woodward, Inc.	433	58,533
		1,733,403
Air Freight and Logistics — 0.8%
CH Robinson Worldwide, Inc.	542	44,471
Expeditors International of Washington, Inc.	1,901	228,766
FedEx Corp.	1,841	476,506
GXO Logistics, Inc.(1)	716	40,282
United Parcel Service, Inc., Class B	3,260	494,249
		1,284,274
Automobile Components — 0.3%
Aptiv PLC(1)	2,307	191,112
Autoliv, Inc.	1,331	137,918
BorgWarner, Inc.	2,030	68,391
Gentex Corp.	1,394	42,391
Lear Corp.	741	99,109
		538,921
Automobiles — 1.3%
Ford Motor Co.	33,165	340,273
General Motors Co.	12,630	399,108
Lucid Group, Inc.(1)(2)	308	1,300
Rivian Automotive, Inc., Class A(1)(2)	4,757	79,727
Tesla, Inc.(1)	5,648	1,355,972
Thor Industries, Inc.	588	58,253
		2,234,633
Banks — 3.6%
Bank of America Corp.	23,300	710,417
Bank OZK	92	3,851
BOK Financial Corp.	199	14,282
Citigroup, Inc.	4,086	188,365
Citizens Financial Group, Inc.	2,994	81,646
Columbia Banking System, Inc.	125	2,804
Comerica, Inc.	1,436	64,936

Commerce Bancshares, Inc.	1,166	58,965
Cullen/Frost Bankers, Inc.	466	45,803
East West Bancorp, Inc.	1,517	95,450
Fifth Third Bancorp	6,577	190,404
First Citizens BancShares, Inc., Class A	78	114,495
First Horizon Corp.	1,952	24,966
Huntington Bancshares, Inc.	12,096	136,201
JPMorgan Chase & Co.	12,684	1,979,719
KeyCorp	9,164	113,542
M&T Bank Corp.	1,125	144,191
New York Community Bancorp, Inc.	11,222	105,599
NU Holdings Ltd., Class A(1)	6,424	52,291
Pinnacle Financial Partners, Inc.	875	63,499
PNC Financial Services Group, Inc.	2,185	292,703
Popular, Inc.	778	57,409
Prosperity Bancshares, Inc.	565	34,075
Regions Financial Corp.	6,087	101,531
SouthState Corp.	855	63,313
Truist Financial Corp.	5,299	170,310
U.S. Bancorp	6,628	252,659
Webster Financial Corp.	2,406	107,909
Wells Fargo & Co.	13,958	622,387
Western Alliance Bancorp	1,372	70,274
Wintrust Financial Corp.	602	51,573
Zions Bancorp NA	1,826	65,060
		6,080,629
Beverages — 1.3%
Boston Beer Co., Inc., Class A(1)	8	2,838
Brown-Forman Corp., Class A	248	14,937
Brown-Forman Corp., Class B	1,185	69,607
Celsius Holdings, Inc.(1)	304	15,051
Coca-Cola Co.	13,065	763,519
Coca-Cola Consolidated, Inc.	66	48,478
Constellation Brands, Inc., Class A	714	171,710
Keurig Dr Pepper, Inc.	1,449	45,745
Molson Coors Beverage Co., Class B	1,342	82,587
Monster Beverage Corp.(1)	2,326	128,279
National Beverage Corp.(1)	126	5,990
PepsiCo, Inc.	5,228	879,820
		2,228,561
Biotechnology — 2.0%
AbbVie, Inc.	6,399	911,154
Alkermes PLC(1)	1,144	27,616
Alnylam Pharmaceuticals, Inc.(1)	238	40,043
Amgen, Inc.	2,057	554,649
Biogen, Inc.(1)	317	74,203
BioMarin Pharmaceutical, Inc.(1)	522	47,544
Bridgebio Pharma, Inc.(1)	221	6,345
CRISPR Therapeutics AG(1)	87	5,806
Exact Sciences Corp.(1)	160	10,240
Exelixis, Inc.(1)	2,519	54,939
Gilead Sciences, Inc.	5,176	396,482
Halozyme Therapeutics, Inc.(1)	1,192	46,023
Incyte Corp.(1)	481	26,138
Ionis Pharmaceuticals, Inc.(1)	162	8,014

Karuna Therapeutics, Inc.(1)	171	32,697
Moderna, Inc.(1)	875	67,987
Mural Oncology PLC(1)	114	413
Natera, Inc.(1)	142	7,945
Neurocrine Biosciences, Inc.(1)	808	94,205
Regeneron Pharmaceuticals, Inc.(1)	414	341,057
Roivant Sciences Ltd.(1)	591	5,650
Sarepta Therapeutics, Inc.(1)	287	23,327
Seagen, Inc.(1)	267	56,927
United Therapeutics Corp.(1)	438	105,120
Vaxcyte, Inc.(1)	375	19,414
Vertex Pharmaceuticals, Inc.(1)	1,333	472,962
		3,436,900
Broadline Retail — 2.7%
Amazon.com, Inc.(1)	27,839	4,066,999
Dillard's, Inc., Class A(2)	31	10,760
eBay, Inc.	937	38,426
Etsy, Inc.(1)	100	7,581
MercadoLibre, Inc.(1)	321	520,168
Ollie's Bargain Outlet Holdings, Inc.(1)	626	45,867
		4,689,801
Building Products — 1.1%
A O Smith Corp.	1,360	102,490
AAON, Inc.	385	24,101
Advanced Drainage Systems, Inc.	1,294	156,716
Allegion PLC	565	59,941
AZEK Co., Inc.(1)	17	586
Builders FirstSource, Inc.(1)	1,164	156,104
Carlisle Cos., Inc.	691	193,763
Carrier Global Corp.	1,293	67,184
Fortune Brands Innovations, Inc.	878	60,082
Johnson Controls International PLC	903	47,678
Lennox International, Inc.	303	123,218
Masco Corp.	878	53,163
Masterbrand, Inc.(1)	386	5,180
Owens Corning	1,616	219,097
Simpson Manufacturing Co., Inc.	786	131,239
Trane Technologies PLC	1,075	242,316
Trex Co., Inc.(1)	1,217	85,519
UFP Industries, Inc.	1,256	137,695
Zurn Elkay Water Solutions Corp.	1,149	33,827
		1,899,899
Capital Markets — 3.7%
Affiliated Managers Group, Inc.	94	12,742
Ameriprise Financial, Inc.	1,377	486,783
Ares Management Corp., Class A	635	71,279
Bank of New York Mellon Corp.	5,898	284,991
BlackRock, Inc.	543	407,918
Blackstone, Inc.	2,438	273,958
Blue Owl Capital, Inc.	31	418
Carlyle Group, Inc.	2,094	71,782
Cboe Global Markets, Inc.	316	57,572
Charles Schwab Corp.	9,935	609,214
CME Group, Inc.	1,173	256,136
Coinbase Global, Inc., Class A(1)	616	76,828

Evercore, Inc., Class A	397	58,577
FactSet Research Systems, Inc.	228	103,389
Franklin Resources, Inc.	2,050	50,840
Freedom Holding Corp.(1)	75	6,106
Goldman Sachs Group, Inc.	1,471	502,405
Hamilton Lane, Inc., Class A	339	33,171
Houlihan Lokey, Inc.	212	22,837
Interactive Brokers Group, Inc., Class A	301	23,430
Intercontinental Exchange, Inc.	2,104	239,519
Invesco Ltd.	2,843	40,570
Jefferies Financial Group, Inc.	1,284	45,505
KKR & Co., Inc.	3,512	266,350
LPL Financial Holdings, Inc.	467	103,814
MarketAxess Holdings, Inc.	149	35,778
Moody's Corp.	763	278,465
Morgan Stanley	7,633	605,602
Morningstar, Inc.	54	15,301
MSCI, Inc.	411	214,069
Nasdaq, Inc.	1,622	90,573
Northern Trust Corp.	835	66,174
Raymond James Financial, Inc.	2,257	237,324
S&P Global, Inc.	609	253,240
SEI Investments Co.	1,263	74,100
State Street Corp.	1,861	135,518
Stifel Financial Corp.	1,284	78,350
T. Rowe Price Group, Inc.	1,606	160,809
Tradeweb Markets, Inc., Class A	397	38,469
		6,389,906
Chemicals — 1.9%
Air Products & Chemicals, Inc.	1,224	331,153
Albemarle Corp.	530	64,273
Axalta Coating Systems Ltd.(1)	591	18,599
Celanese Corp.	134	18,580
CF Industries Holdings, Inc.	2,111	158,642
Corteva, Inc.	5,217	235,808
Dow, Inc.	5,395	279,191
DuPont de Nemours, Inc.	1,719	122,977
Eastman Chemical Co.	1,273	106,716
Ecolab, Inc.	849	162,779
FMC Corp.	181	9,712
International Flavors & Fragrances, Inc.	440	33,167
Linde PLC	1,484	614,035
LyondellBasell Industries NV, Class A	3,392	322,579
Mosaic Co.	2,110	75,728
NewMarket Corp.	41	21,751
Olin Corp.	923	43,510
PPG Industries, Inc.	703	99,819
RPM International, Inc.	1,548	159,336
Sherwin-Williams Co.	1,262	351,846
Westlake Corp.	371	47,633
		3,277,834
Commercial Services and Supplies — 0.7%
Casella Waste Systems, Inc., Class A(1)	75	6,066
Cintas Corp.	438	242,323
Clean Harbors, Inc.(1)	392	63,371

Copart, Inc.(1)	5,568	279,625
MSA Safety, Inc.	269	46,844
Republic Services, Inc.	410	66,354
Rollins, Inc.	1,132	46,118
Tetra Tech, Inc.	111	17,555
VERALTO Corp.(1)	641	49,517
Waste Connections, Inc.	325	44,034
Waste Management, Inc.	1,809	309,321
		1,171,128
Communications Equipment — 0.8%
Arista Networks, Inc.(1)	1,814	398,554
Ciena Corp.(1)	544	24,943
Cisco Systems, Inc.	12,206	590,526
F5, Inc.(1)	449	76,864
Juniper Networks, Inc.	776	22,077
Motorola Solutions, Inc.	762	246,027
		1,358,991
Construction and Engineering — 0.3%
AECOM	270	23,992
API Group Corp.(1)	495	15,023
Comfort Systems USA, Inc.	695	134,538
EMCOR Group, Inc.	772	164,065
Fluor Corp.(1)	1,053	40,046
MasTec, Inc.(1)	90	5,458
Quanta Services, Inc.	343	64,590
Valmont Industries, Inc.	61	13,394
WillScot Mobile Mini Holdings Corp.(1)	1,719	71,717
		532,823
Construction Materials — 0.3%
Eagle Materials, Inc.	397	71,877
Martin Marietta Materials, Inc.	533	247,626
Vulcan Materials Co.	891	190,282
		509,785
Consumer Finance — 1.0%
Ally Financial, Inc.	4,751	138,824
American Express Co.	3,629	619,724
Capital One Financial Corp.	3,022	337,437
Credit Acceptance Corp.(1)	38	17,366
Discover Financial Services	2,748	255,564
FirstCash Holdings, Inc.	288	32,256
OneMain Holdings, Inc.	1,366	57,782
SoFi Technologies, Inc.(1)(2)	7,051	51,402
Synchrony Financial	5,261	170,246
		1,680,601
Consumer Staples Distribution & Retail — 2.4%
BJ's Wholesale Club Holdings, Inc.(1)	1,080	69,747
Casey's General Stores, Inc.	617	169,922
Costco Wholesale Corp.	2,187	1,296,322
Dollar General Corp.	1,277	167,440
Dollar Tree, Inc.(1)	1,235	152,634
Kroger Co.	8,765	388,027
Performance Food Group Co.(1)	1,126	73,246
Sprouts Farmers Market, Inc.(1)	55	2,369
Sysco Corp.	593	42,797
Target Corp.	3,830	512,492
US Foods Holding Corp.(1)	516	22,616

Walgreens Boots Alliance, Inc.	238	4,746
Walmart, Inc.	7,799	1,214,226
		4,116,584
Containers and Packaging — 0.6%
Amcor PLC	10,406	98,649
AptarGroup, Inc.	628	79,687
Avery Dennison Corp.	653	127,009
Ball Corp.	1,991	110,082
Berry Global Group, Inc.	304	20,100
Crown Holdings, Inc.	1,165	100,202
Graphic Packaging Holding Co.	1,940	43,980
International Paper Co.	3,193	117,949
Packaging Corp. of America	1,127	189,347
Sealed Air Corp.	409	13,652
Sonoco Products Co.	863	47,603
Westrock Co.	2,874	118,323
		1,066,583
Distributors — 0.2%
Genuine Parts Co.	835	110,871
LKQ Corp.	619	27,564
Pool Corp.	349	121,215
		259,650
Diversified Consumer Services — 0.1%
ADT, Inc.	814	4,778
Bright Horizons Family Solutions, Inc.(1)	130	11,367
Duolingo, Inc.(1)	107	22,715
H&R Block, Inc.	832	37,790
Service Corp. International	1,356	83,082
		159,732
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	19,369	320,944
Frontier Communications Parent, Inc.(1)	1,324	28,982
Iridium Communications, Inc.	664	25,299
Verizon Communications, Inc.	10,708	410,438
		785,663
Electric Utilities — 1.0%
Alliant Energy Corp.	914	46,221
American Electric Power Co., Inc.	1,175	93,471
Avangrid, Inc.	12	370
Constellation Energy Corp.	780	94,411
Duke Energy Corp.	1,941	179,116
Edison International	396	26,528
Entergy Corp.	1,040	105,466
Evergy, Inc.	634	32,359
Eversource Energy	471	27,982
Exelon Corp.	2,473	95,235
FirstEnergy Corp.	936	34,576
IDACORP, Inc.	119	11,484
NextEra Energy, Inc.	4,019	235,152
NRG Energy, Inc.	2,251	107,688
OGE Energy Corp.	1,009	35,366
PG&E Corp.(1)	8,816	151,371
Pinnacle West Capital Corp.	948	71,043
PPL Corp.	1,752	45,762
Southern Co.	2,790	198,034

Xcel Energy, Inc.	1,792	109,025
		1,700,660
Electrical Equipment — 0.6%
Acuity Brands, Inc.	384	68,836
AMETEK, Inc.	661	102,607
Atkore, Inc.(1)	449	58,325
Eaton Corp. PLC	1,220	277,782
Emerson Electric Co.	1,398	124,282
Generac Holdings, Inc.(1)	220	25,755
Hubbell, Inc.	230	69,000
nVent Electric PLC	506	26,945
Plug Power, Inc.(1)(2)	2,975	12,019
Regal Rexnord Corp.	45	5,391
Rockwell Automation, Inc.	466	128,355
Vertiv Holdings Co.(1)	1,892	82,605
		981,902
Electronic Equipment, Instruments and Components — 1.1%
Amphenol Corp., Class A	1,844	167,786
Arrow Electronics, Inc.(1)	547	64,852
CDW Corp.	821	173,133
Cognex Corp.	410	15,457
Coherent Corp.(1)	501	18,432
Corning, Inc.	5,622	160,171
Fabrinet(1)	218	35,294
Flex Ltd.(1)	3,342	85,054
Insight Enterprises, Inc.(1)	403	61,022
IPG Photonics Corp.(1)	60	5,746
Jabil, Inc.	1,632	188,202
Keysight Technologies, Inc.(1)	1,172	159,263
Littelfuse, Inc.	128	29,798
Novanta, Inc.(1)	64	9,244
TD SYNNEX Corp.	377	37,187
TE Connectivity Ltd.	2,636	345,316
Teledyne Technologies, Inc.(1)	268	107,993
Trimble, Inc.(1)	717	33,269
Vontier Corp.	837	28,232
Zebra Technologies Corp., Class A(1)	296	70,146
		1,795,597
Energy Equipment and Services — 1.0%
Baker Hughes Co.	9,403	317,351
ChampionX Corp.	2,245	65,824
Halliburton Co.	9,848	364,672
Noble Corp. PLC	366	16,887
NOV, Inc.	3,223	60,657
Patterson-UTI Energy, Inc.	9,195	107,674
Schlumberger NV	7,757	403,674
TechnipFMC PLC	8,873	183,849
Transocean Ltd.(1)	7,362	46,822
Valaris Ltd.(1)	499	34,231
Weatherford International PLC(1)	1,670	151,452
		1,753,093
Entertainment — 0.8%
Atlanta Braves Holdings, Inc., Class C(1)	26	935
Electronic Arts, Inc.	1,105	152,501
Liberty Media Corp.-Liberty Formula One, Class A(1)	102	5,848

Liberty Media Corp.-Liberty Formula One, Class C(1)	976	62,132
Live Nation Entertainment, Inc.(1)	574	48,342
Netflix, Inc.(1)	1,247	591,041
ROBLOX Corp., Class A(1)	198	7,783
Roku, Inc.(1)	742	77,316
Spotify Technology SA(1)	250	46,277
Take-Two Interactive Software, Inc.(1)	618	97,768
TKO Group Holdings, Inc.	47	3,635
Walt Disney Co.(1)	1,776	164,617
Warner Bros Discovery, Inc.(1)	6,824	71,311
		1,329,506
Financial Services — 3.4%
Affirm Holdings, Inc.(1)	1,048	36,062
Apollo Global Management, Inc.	1,231	113,252
Berkshire Hathaway, Inc., Class B(1)	3,931	1,415,160
Block, Inc.(1)	740	46,938
Enact Holdings, Inc.	225	6,235
Equitable Holdings, Inc.	5,873	180,242
Essent Group Ltd.	1,574	76,087
Fidelity National Information Services, Inc.	660	38,702
Fiserv, Inc.(1)	796	103,966
FleetCor Technologies, Inc.(1)	498	119,769
Global Payments, Inc.	876	102,002
Jack Henry & Associates, Inc.	460	72,997
Mastercard, Inc., Class A	3,327	1,376,812
MGIC Investment Corp.	2,928	51,504
PayPal Holdings, Inc.(1)	1,253	72,185
Remitly Global, Inc.(1)	533	11,481
Shift4 Payments, Inc., Class A(1)	70	4,607
Toast, Inc., Class A(1)	1,043	15,509
Visa, Inc., Class A	6,784	1,741,317
Voya Financial, Inc.	731	52,274
Western Union Co.	2,752	32,006
WEX, Inc.(1)	310	54,740
		5,723,847
Food Products — 0.8%
Archer-Daniels-Midland Co.	4,369	322,126
Bunge Global SA	1,422	156,235
Campbell Soup Co.	122	4,902
Conagra Brands, Inc.	27	764
Darling Ingredients, Inc.(1)	1,366	59,926
Flowers Foods, Inc.	807	16,794
General Mills, Inc.	1,132	72,063
Hershey Co.	731	137,369
Hormel Foods Corp.	1,039	31,783
Ingredion, Inc.	774	79,327
J M Smucker Co.	397	43,563
Kellanova	351	18,442
Kraft Heinz Co.	1,818	63,830
Lamb Weston Holdings, Inc.	290	29,009
Lancaster Colony Corp.	102	16,922
McCormick & Co., Inc.	1,354	87,780
Mondelez International, Inc., Class A	3,050	216,733
Pilgrim's Pride Corp.(1)	417	10,658
Post Holdings, Inc.(1)	123	10,508

Tyson Foods, Inc., Class A	644	30,165
WK Kellogg Co.	53	594
		1,409,493
Gas Utilities — 0.1%
Atmos Energy Corp.	834	94,917
National Fuel Gas Co.	559	28,392
		123,309
Ground Transportation — 1.8%
Avis Budget Group, Inc.(1)	58	10,605
CSX Corp.	17,220	556,206
JB Hunt Transport Services, Inc.	1,092	202,315
Knight-Swift Transportation Holdings, Inc.	615	33,075
Landstar System, Inc.	385	66,470
Norfolk Southern Corp.	1,702	371,308
Old Dominion Freight Line, Inc.	1,030	400,732
RXO, Inc.(1)	497	10,417
Ryder System, Inc.	515	55,177
Saia, Inc.(1)	467	182,312
Schneider National, Inc., Class B	352	8,107
Uber Technologies, Inc.(1)	2,444	137,793
U-Haul Holding Co.(1)	50	2,830
U-Haul Holding Co.	1,081	58,536
Union Pacific Corp.	4,240	955,145
XPO, Inc.(1)	885	76,358
		3,127,386
Health Care Equipment and Supplies — 1.6%
Abbott Laboratories	4,213	439,374
Align Technology, Inc.(1)	353	75,471
Baxter International, Inc.	801	28,900
Becton Dickinson & Co.	492	116,201
Boston Scientific Corp.(1)	3,239	181,028
Cooper Cos., Inc.	281	94,675
DENTSPLY SIRONA, Inc.	310	9,843
Dexcom, Inc.(1)	1,281	147,981
Edwards Lifesciences Corp.(1)	2,226	150,722
Embecta Corp.	60	1,100
Envista Holdings Corp.(1)	890	20,194
GE HealthCare Technologies, Inc.	661	45,252
Globus Medical, Inc., Class A(1)	470	21,112
Haemonetics Corp.(1)	460	37,200
Hologic, Inc.(1)	2,319	165,345
IDEXX Laboratories, Inc.(1)	483	224,991
Insulet Corp.(1)	33	6,240
Intuitive Surgical, Inc.(1)	830	257,997
Lantheus Holdings, Inc.(1)	6	430
Masimo Corp.(1)	61	5,719
Medtronic PLC	962	76,258
Penumbra, Inc.(1)	38	8,439
QuidelOrtho Corp.(1)	137	9,416
ResMed, Inc.	350	55,206
Shockwave Medical, Inc.(1)	30	5,237
STERIS PLC	725	145,681
Stryker Corp.	907	268,771
Teleflex, Inc.	93	20,989

Zimmer Biomet Holdings, Inc.	387	45,012
		2,664,784
Health Care Providers and Services — 2.3%
Acadia Healthcare Co., Inc.(1)	458	33,429
agilon health, Inc.(1)	502	5,331
Cardinal Health, Inc.	593	63,498
Cencora, Inc.	1,105	224,724
Centene Corp.(1)	3,309	243,807
Chemed Corp.	90	51,030
Cigna Group	1,037	272,607
CVS Health Corp.	2,929	199,026
DaVita, Inc.(1)	761	77,211
Elevance Health, Inc.	1,093	524,083
Encompass Health Corp.	592	38,581
Ensign Group, Inc.	375	40,151
HCA Healthcare, Inc.	737	184,604
HealthEquity, Inc.(1)	131	8,780
Henry Schein, Inc.(1)	715	47,712
Humana, Inc.	937	454,314
Laboratory Corp. of America Holdings	376	81,558
McKesson Corp.	422	198,576
Molina Healthcare, Inc.(1)	653	238,711
Option Care Health, Inc.(1)	574	17,076
Quest Diagnostics, Inc.	150	20,584
Tenet Healthcare Corp.(1)	185	12,767
UnitedHealth Group, Inc.	1,508	833,879
Universal Health Services, Inc., Class B	454	62,416
		3,934,455
Health Care Technology†
Doximity, Inc., Class A(1)	16	372
Veeva Systems, Inc., Class A(1)	446	77,742
		78,114
Hotels, Restaurants and Leisure — 2.0%
Airbnb, Inc., Class A(1)	1,139	143,901
Aramark	297	8,319
Booking Holdings, Inc.(1)	115	359,456
Boyd Gaming Corp.	603	35,607
Caesars Entertainment, Inc.(1)	288	12,879
Carnival Corp.(1)	12,924	194,635
Chipotle Mexican Grill, Inc.(1)	167	367,776
Choice Hotels International, Inc.	199	21,946
Churchill Downs, Inc.	322	37,278
Darden Restaurants, Inc.	1,297	202,942
Domino's Pizza, Inc.	101	39,682
DoorDash, Inc., Class A(1)	1,134	106,573
DraftKings, Inc., Class A(1)	470	17,973
Expedia Group, Inc.(1)	973	132,503
Hilton Worldwide Holdings, Inc.	885	148,255
Hyatt Hotels Corp., Class A	48	5,508
International Game Technology PLC	450	12,029
Las Vegas Sands Corp.	1,037	47,826
Light & Wonder, Inc., Class A(1)	211	18,657
Marriott International, Inc., Class A	739	149,795
McDonald's Corp.	1,509	425,297
MGM Resorts International	10	394

Norwegian Cruise Line Holdings Ltd.(1)	3,602	55,003
Planet Fitness, Inc., Class A(1)	6	408
Red Rock Resorts, Inc., Class A	100	4,453
Royal Caribbean Cruises Ltd.(1)	2,685	288,530
Starbucks Corp.	3,148	312,596
Texas Roadhouse, Inc.	477	53,691
Vail Resorts, Inc.	217	47,156
Wingstop, Inc.	13	3,125
Wyndham Hotels & Resorts, Inc.	370	28,616
Wynn Resorts Ltd.	91	7,682
Yum! Brands, Inc.	1,061	133,209
		3,423,700
Household Durables — 1.0%
D.R. Horton, Inc.	3,157	403,054
Garmin Ltd.	1,457	178,104
Lennar Corp., B Shares	294	33,734
Lennar Corp., Class A	2,545	325,556
Meritage Homes Corp.	144	20,347
Mohawk Industries, Inc.(1)	358	31,615
NVR, Inc.(1)	31	190,817
PulteGroup, Inc.	2,901	256,507
Taylor Morrison Home Corp.(1)	942	42,484
Tempur Sealy International, Inc.	912	36,772
Toll Brothers, Inc.	1,881	161,559
TopBuild Corp.(1)	145	42,888
Whirlpool Corp.	161	17,533
		1,740,970
Household Products — 0.7%
Church & Dwight Co., Inc.	1,382	133,543
Clorox Co.	309	44,295
Colgate-Palmolive Co.	968	76,249
Kimberly-Clark Corp.	1,024	126,699
Procter & Gamble Co.	5,425	832,846
Spectrum Brands Holdings, Inc.	20	1,387
		1,215,019
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	4,078	70,182
Brookfield Renewable Corp., Class A(2)	166	4,406
Clearway Energy, Inc., Class C	18	449
Vistra Corp.	4,990	176,696
		251,733
Industrial Conglomerates — 0.6%
3M Co.	1,232	122,054
General Electric Co.	3,043	370,638
Honeywell International, Inc.	2,299	450,420
		943,112
Insurance — 3.5%
Aflac, Inc.	4,155	343,660
Allstate Corp.	1,674	230,794
American Financial Group, Inc.	545	62,343
American International Group, Inc.	6,616	435,399
Aon PLC, Class A	629	206,620
Arch Capital Group Ltd.(1)	2,383	199,433
Arthur J Gallagher & Co.	344	85,656
Assurant, Inc.	512	86,026

Axis Capital Holdings Ltd.	915	51,551
Brown & Brown, Inc.	345	25,785
Chubb Ltd.	1,372	314,778
Cincinnati Financial Corp.	815	83,774
CNA Financial Corp.	80	3,370
Erie Indemnity Co., Class A	213	62,971
Everest Group Ltd.	337	138,355
F&G Annuities & Life, Inc.	80	3,265
Fidelity National Financial, Inc.	2,113	94,747
First American Financial Corp.	978	58,289
Globe Life, Inc.	1,016	125,100
Hartford Financial Services Group, Inc.	3,446	269,339
Kinsale Capital Group, Inc.	164	57,416
Loews Corp.	1,364	95,876
Markel Group, Inc.(1)	103	148,226
Marsh & McLennan Cos., Inc.	1,385	276,197
MetLife, Inc.	3,996	254,266
Old Republic International Corp.	3,490	102,292
Primerica, Inc.	655	137,229
Principal Financial Group, Inc.	1,278	94,355
Progressive Corp.	3,026	496,355
Prudential Financial, Inc.	3,451	337,439
Reinsurance Group of America, Inc.	854	139,253
RenaissanceRe Holdings Ltd.	396	84,887
RLI Corp.	353	47,867
Ryan Specialty Holdings, Inc.(1)	100	4,587
Selective Insurance Group, Inc.	575	58,472
Travelers Cos., Inc.	2,420	437,100
Unum Group	2,651	113,993
W R Berkley Corp.	1,471	106,721
Willis Towers Watson PLC	150	36,945
		5,910,731
Interactive Media and Services — 5.3%
Alphabet, Inc., Class A(1)	23,681	3,138,443
Alphabet, Inc., Class C(1)	19,701	2,638,358
IAC, Inc.(1)	110	5,261
Match Group, Inc.(1)	554	17,938
Meta Platforms, Inc., Class A(1)	9,719	3,179,571
Pinterest, Inc., Class A(1)	1,877	63,949
Snap, Inc., Class A(1)	1,432	19,805
		9,063,325
IT Services — 1.3%
Accenture PLC, Class A	2,250	749,565
Akamai Technologies, Inc.(1)	1,141	131,820
Amdocs Ltd.	801	67,100
Cloudflare, Inc., Class A(1)	561	43,281
Cognizant Technology Solutions Corp., Class A	3,392	238,729
DXC Technology Co.(1)	74	1,712
EPAM Systems, Inc.(1)	321	82,879
Gartner, Inc.(1)	492	213,941
Globant SA(1)	138	30,470
GoDaddy, Inc., Class A(1)	441	44,127
International Business Machines Corp.	1,979	313,790
MongoDB, Inc.(1)	200	83,148
Okta, Inc.(1)	444	29,770

Snowflake, Inc., Class A(1)	584	109,605
Twilio, Inc., Class A(1)	700	45,276
VeriSign, Inc.(1)	395	83,819
		2,269,032
Leisure Products — 0.1%
Brunswick Corp.	624	49,215
Hasbro, Inc.	382	17,729
Mattel, Inc.(1)	2,781	52,839
Polaris, Inc.	539	44,451
		164,234
Life Sciences Tools and Services — 1.0%
10X Genomics, Inc., Class A(1)	150	6,528
Agilent Technologies, Inc.	1,369	174,958
Avantor, Inc.(1)	1,653	35,011
Bio-Rad Laboratories, Inc., Class A(1)	121	36,895
Bio-Techne Corp.	505	31,765
Bruker Corp.	294	19,136
Charles River Laboratories International, Inc.(1)	140	27,591
Danaher Corp.	2,036	454,659
Fortrea Holdings, Inc.(1)	486	14,308
Illumina, Inc.(1)	181	18,453
IQVIA Holdings, Inc.(1)	498	106,622
Medpace Holdings, Inc.(1)	242	65,514
Mettler-Toledo International, Inc.(1)	72	78,619
Repligen Corp.(1)	127	19,971
Revvity, Inc.	792	70,409
Thermo Fisher Scientific, Inc.	613	303,901
Waters Corp.(1)	258	72,397
West Pharmaceutical Services, Inc.	388	136,095
		1,672,832
Machinery — 2.8%
AGCO Corp.	998	113,303
Allison Transmission Holdings, Inc.	681	36,420
Caterpillar, Inc.	3,915	981,569
Chart Industries, Inc.(1)	70	9,102
Crane Co.	304	32,127
Cummins, Inc.	1,418	317,859
Deere & Co.	2,077	756,880
Donaldson Co., Inc.	1,567	95,336
Dover Corp.	334	47,147
Esab Corp.	6	463
Flowserve Corp.	750	28,695
Fortive Corp.	747	51,528
Graco, Inc.	1,274	102,914
IDEX Corp.	404	81,479
Illinois Tool Works, Inc.	1,358	328,921
Ingersoll Rand, Inc.	1,602	114,431
ITT, Inc.	727	78,712
Lincoln Electric Holdings, Inc.	589	116,657
Middleby Corp.(1)	106	13,380
Mueller Industries, Inc.	159	6,603
Nordson Corp.	325	76,486
Oshkosh Corp.	554	53,899
Otis Worldwide Corp.	1,374	117,875
PACCAR, Inc.	5,119	470,027

Parker-Hannifin Corp.	276	119,558
Pentair PLC	706	45,565
RBC Bearings, Inc.(1)	118	30,413
Snap-on, Inc.	416	114,271
Stanley Black & Decker, Inc.	199	18,089
Timken Co.	735	53,214
Toro Co.	698	57,934
Watts Water Technologies, Inc., Class A	237	45,625
Westinghouse Air Brake Technologies Corp.	635	74,016
Xylem, Inc.	1,201	126,261
		4,716,759
Marine Transportation†
Kirby Corp.(1)	442	33,924
Media — 1.0%
Charter Communications, Inc., Class A(1)	398	159,252
Comcast Corp., Class A	23,615	989,232
Fox Corp., Class A	2,494	73,673
Fox Corp., Class B	1,465	40,522
Interpublic Group of Cos., Inc.	1,593	48,969
Liberty Broadband Corp., Class A(1)	101	8,377
Liberty Broadband Corp., Class C(1)	797	66,247
New York Times Co., Class A	1,262	59,301
News Corp., Class A	1,699	37,446
News Corp., Class B	464	10,690
Nexstar Media Group, Inc., Class A	119	16,890
Omnicom Group, Inc.	731	58,940
Paramount Global, Class B	1,356	19,486
Sirius XM Holdings, Inc.	86	402
Trade Desk, Inc., Class A(1)	760	53,550
		1,642,977
Metals and Mining — 1.0%
Alcoa Corp.	450	12,087
ATI, Inc.(1)	1,186	52,125
Cleveland-Cliffs, Inc.(1)	8,645	148,348
Commercial Metals Co.	1,339	60,697
Freeport-McMoRan, Inc.	10,921	407,572
Newmont Corp.	2,375	95,451
Nucor Corp.	2,794	474,896
Reliance Steel & Aluminum Co.	606	166,808
Royal Gold, Inc.	296	36,053
Steel Dynamics, Inc.	1,600	190,608
United States Steel Corp.	2,336	83,862
		1,728,507
Multi-Utilities — 0.6%
Ameren Corp.	874	67,814
CenterPoint Energy, Inc.	3,171	89,644
CMS Energy Corp.	1,152	65,387
Consolidated Edison, Inc.	1,457	131,290
Dominion Energy, Inc.	2,920	132,393
DTE Energy Co.	970	100,987
NiSource, Inc.	3,529	90,484
Public Service Enterprise Group, Inc.	2,312	144,338
Sempra	1,285	93,638
WEC Energy Group, Inc.	915	76,512
		992,487

Oil, Gas and Consumable Fuels — 6.4%
Antero Midstream Corp.	4,759	63,390
Antero Resources Corp.(1)	5,242	123,868
APA Corp.	2,514	90,504
Cheniere Energy, Inc.	2,454	446,996
Chesapeake Energy Corp.	1,173	94,204
Chevron Corp.	7,535	1,082,026
Chord Energy Corp.	602	97,608
Civitas Resources, Inc.	1,765	121,238
ConocoPhillips	8,417	972,753
Coterra Energy, Inc.	7,249	190,286
Devon Energy Corp.	5,918	266,133
Diamondback Energy, Inc.	1,862	287,511
DT Midstream, Inc.	1,004	57,519
EnLink Midstream LLC(1)	1,935	26,451
EOG Resources, Inc.	5,040	620,273
EQT Corp.	3,952	157,922
Exxon Mobil Corp.	15,115	1,552,915
Hess Corp.	2,303	323,710
Hess Midstream LP, Class A	509	16,563
HF Sinclair Corp.	1,158	60,772
Kinder Morgan, Inc.	8,042	141,298
Magnolia Oil & Gas Corp., Class A	946	20,339
Marathon Oil Corp.	5,352	136,101
Marathon Petroleum Corp.	3,737	557,523
Matador Resources Co.	2,233	129,246
Murphy Oil Corp.	2,948	126,086
New Fortress Energy, Inc.	695	26,744
Occidental Petroleum Corp.	5,916	349,931
ONEOK, Inc.	4,165	286,760
Ovintiv, Inc.	2,861	126,857
PBF Energy, Inc., Class A	869	38,584
Permian Resources Corp.	3,101	40,747
Phillips 66	2,472	318,616
Pioneer Natural Resources Co.	1,855	429,692
Range Resources Corp.	4,672	151,840
SM Energy Co.	2,759	103,325
Southwestern Energy Co.(1)	24,349	160,460
Targa Resources Corp.	2,051	185,513
Texas Pacific Land Corp.	53	88,613
Valero Energy Corp.	3,313	415,318
Viper Energy, Inc.	682	21,019
Williams Cos., Inc.	10,687	393,175
		10,900,429
Paper and Forest Products†
Sylvamo Corp.	349	17,548
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(1)	790	29,870
American Airlines Group, Inc.(1)	2,062	25,631
Delta Air Lines, Inc.	3,340	123,346
Southwest Airlines Co.	3,602	92,103
United Airlines Holdings, Inc.(1)	3,106	122,376
		393,326

Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	453	23,964
elf Beauty, Inc.(1)	199	23,500
Estee Lauder Cos., Inc., Class A	797	101,769
Kenvue, Inc.	3,681	75,239
		224,472
Pharmaceuticals — 3.0%
AstraZeneca PLC, ADR	3,087	199,389
Bristol-Myers Squibb Co.	6,154	303,885
Catalent, Inc.(1)	590	22,922
Elanco Animal Health, Inc.(1)	3,781	44,540
Eli Lilly & Co.	2,880	1,702,195
Intra-Cellular Therapies, Inc.(1)	6	368
Jazz Pharmaceuticals PLC(1)	480	56,751
Johnson & Johnson	9,361	1,447,772
Merck & Co., Inc.	4,167	427,034
Pfizer, Inc.	12,974	395,318
Royalty Pharma PLC, Class A	831	22,495
Viatris, Inc.	8,444	77,516
Zoetis, Inc.	2,327	411,111
		5,111,296
Professional Services — 1.1%
Automatic Data Processing, Inc.	2,050	471,336
Booz Allen Hamilton Holding Corp.	508	63,566
Broadridge Financial Solutions, Inc., ADR	704	136,449
CACI International, Inc., Class A(1)	37	11,875
Ceridian HCM Holding, Inc.(1)	224	15,434
Clarivate PLC(1)	1,620	12,571
Equifax, Inc.	212	46,155
ExlService Holdings, Inc.(1)	880	24,966
Exponent, Inc.	230	17,701
FTI Consulting, Inc.(1)	80	17,637
Genpact Ltd.	342	11,614
Jacobs Solutions, Inc.	626	79,615
KBR, Inc.	464	23,975
Leidos Holdings, Inc.	239	25,649
Parsons Corp.(1)	8	498
Paychex, Inc.	2,351	286,751
Paycom Software, Inc.	256	46,505
Paylocity Holding Corp.(1)	221	34,624
Robert Half, Inc.	1,291	105,836
Science Applications International Corp.	114	13,385
SS&C Technologies Holdings, Inc.	1,496	84,165
TransUnion	860	50,499
TriNet Group, Inc.(1)	314	36,402
Verisk Analytics, Inc.	939	226,703
		1,843,911
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	796	62,852
CoStar Group, Inc.(1)	1,317	109,364
Jones Lang LaSalle, Inc.(1)	178	27,682
Zillow Group, Inc., Class A(1)	457	18,001
Zillow Group, Inc., Class C(1)	638	26,120
		244,019

Semiconductors and Semiconductor Equipment — 7.1%
Advanced Micro Devices, Inc.(1)	5,656	685,281
Allegro MicroSystems, Inc.(1)	15	408
Amkor Technology, Inc.	1,144	32,226
Analog Devices, Inc.	1,950	357,591
Applied Materials, Inc.	6,308	944,812
Axcelis Technologies, Inc.(1)	191	23,737
Broadcom, Inc.	1,290	1,194,192
Enphase Energy, Inc.(1)	537	54,248
Entegris, Inc.	525	54,810
First Solar, Inc.(1)	423	66,741
GLOBALFOUNDRIES, Inc.(1)	298	16,000
Intel Corp.	12,179	544,401
KLA Corp.	916	498,872
Lam Research Corp.	1,056	756,012
Lattice Semiconductor Corp.(1)	352	20,610
MACOM Technology Solutions Holdings, Inc.(1)	213	17,888
Marvell Technology, Inc.	2,662	148,353
Microchip Technology, Inc.	4,300	358,792
Micron Technology, Inc.	5,290	402,675
MKS Instruments, Inc.	87	7,182
Monolithic Power Systems, Inc.	162	88,893
NVIDIA Corp.	7,385	3,453,965
NXP Semiconductors NV	881	179,794
ON Semiconductor Corp.(1)	3,195	227,899
Onto Innovation, Inc.(1)	231	32,573
Qorvo, Inc.(1)	691	66,682
QUALCOMM, Inc.	5,687	733,907
Rambus, Inc.(1)	255	17,256
Skyworks Solutions, Inc.	1,094	106,041
SolarEdge Technologies, Inc.(1)	100	7,938
Teradyne, Inc.	1,057	97,487
Texas Instruments, Inc.	5,282	806,614
Universal Display Corp.	217	36,716
Wolfspeed, Inc.(1)	15	553
		12,041,149
Software — 9.0%
Adobe, Inc.(1)	1,504	918,959
Altair Engineering, Inc., Class A(1)	67	4,855
ANSYS, Inc.(1)	288	84,488
Appfolio, Inc., Class A(1)	32	6,056
AppLovin Corp., Class A(1)	460	17,241
Aspen Technology, Inc.(1)	91	17,132
Atlassian Corp., Class A(1)	369	70,461
Autodesk, Inc.(1)	906	197,898
Bentley Systems, Inc., Class B	528	27,488
Bill Holdings, Inc.(1)	305	19,968
Braze, Inc., Class A(1)	7	385
Cadence Design Systems, Inc.(1)	1,013	276,823
CCC Intelligent Solutions Holdings, Inc.(1)	34	397
Confluent, Inc., Class A(1)	337	7,151
Crowdstrike Holdings, Inc., Class A(1)	407	96,455
Datadog, Inc., Class A(1)	584	68,077
DocuSign, Inc.(1)	515	22,196
Dolby Laboratories, Inc., Class A	252	21,705

DoubleVerify Holdings, Inc.(1)	156	5,179
Dropbox, Inc., Class A(1)	888	25,024
Dynatrace, Inc.(1)	491	26,293
Elastic NV(1)	151	12,134
Fair Isaac Corp.(1)	83	90,271
Five9, Inc.(1)	134	10,213
Fortinet, Inc.(1)	3,225	169,506
Freshworks, Inc., Class A(1)	812	16,256
Gen Digital, Inc.	566	12,497
Gitlab, Inc., Class A(1)	210	10,151
Guidewire Software, Inc.(1)	193	19,288
HubSpot, Inc.(1)	120	59,272
Intuit, Inc.	1,188	678,894
Manhattan Associates, Inc.(1)	335	74,722
Microsoft Corp.	23,654	8,962,737
MicroStrategy, Inc., Class A(1)	13	6,478
Nutanix, Inc., Class A(1)	609	26,242
Oracle Corp. (New York)	6,323	734,796
Palantir Technologies, Inc., Class A(1)	5,048	101,212
Palo Alto Networks, Inc.(1)	1,195	352,633
Procore Technologies, Inc.(1)	161	9,513
PTC, Inc.(1)	429	67,507
Qualys, Inc.(1)	386	71,348
Roper Technologies, Inc.	381	205,073
Salesforce, Inc.(1)	2,684	676,100
SentinelOne, Inc., Class A(1)	758	14,470
ServiceNow, Inc.(1)	574	393,615
Smartsheet, Inc., Class A(1)	241	10,214
SPS Commerce, Inc.(1)	106	18,262
Synopsys, Inc.(1)	595	323,222
Tenable Holdings, Inc.(1)	199	8,237
Teradata Corp.(1)	157	7,418
Tyler Technologies, Inc.(1)	132	53,967
UiPath, Inc., Class A(1)	1,120	22,131
Unity Software, Inc.(1)	644	19,004
Workday, Inc., Class A(1)	479	129,675
Workiva, Inc.(1)	64	6,155
Zoom Video Communications, Inc., Class A(1)	694	47,074
Zscaler, Inc.(1)	263	51,950
		15,386,468
Specialty Retail — 2.7%
AutoNation, Inc.(1)	274	37,064
AutoZone, Inc.(1)	67	174,865
Bath & Body Works, Inc.	707	23,062
Best Buy Co., Inc.	2,389	169,476
Burlington Stores, Inc.(1)	388	65,801
CarMax, Inc.(1)	1,561	99,810
Carvana Co.(1)	117	3,665
Chewy, Inc., Class A(1)	253	4,407
Dick's Sporting Goods, Inc.	330	42,933
Five Below, Inc.(1)	201	37,881
Floor & Decor Holdings, Inc., Class A(1)	1,006	92,260
GameStop Corp., Class A(1)(2)	577	8,395
Gap, Inc.	1,836	36,849
Home Depot, Inc.	4,593	1,439,860

Lithia Motors, Inc.	279	74,490
Lowe's Cos., Inc.	1,245	247,543
Murphy USA, Inc.	372	137,473
O'Reilly Automotive, Inc.(1)	158	155,216
Penske Automotive Group, Inc.	81	12,093
Restoration Hardware, Inc.(1)	30	8,099
Ross Stores, Inc.	2,916	380,188
TJX Cos., Inc.	7,592	668,931
Tractor Supply Co.	1,396	283,402
Ulta Beauty, Inc.(1)	515	219,385
Valvoline, Inc.	32	1,096
Wayfair, Inc., Class A(1)	142	7,924
Williams-Sonoma, Inc.	1,147	215,108
		4,647,276
Technology Hardware, Storage and Peripherals — 5.8%
Apple, Inc.	48,902	9,288,935
Dell Technologies, Inc., Class C	799	60,620
Hewlett Packard Enterprise Co.	7,122	120,433
HP, Inc.	3,923	115,101
NetApp, Inc.	1,123	102,631
Pure Storage, Inc., Class A(1)	1,172	39,039
Seagate Technology Holdings PLC	1,252	99,033
Super Micro Computer, Inc.(1)	268	73,290
Western Digital Corp.(1)	797	38,503
		9,937,585
Textiles, Apparel and Luxury Goods — 0.8%
Columbia Sportswear Co.	132	10,340
Crocs, Inc.(1)	343	36,224
Deckers Outdoor Corp.(1)	265	175,952
Levi Strauss & Co., Class A	29	449
Lululemon Athletica, Inc.(1)	908	405,694
NIKE, Inc., Class B	4,933	543,962
PVH Corp.	173	16,916
Ralph Lauren Corp.	366	47,353
Skechers USA, Inc., Class A(1)	651	38,351
Tapestry, Inc.	1,324	41,931
VF Corp.	993	16,613
		1,333,785
Tobacco — 0.2%
Altria Group, Inc.	2,516	105,772
Philip Morris International, Inc.	1,663	155,258
		261,030
Trading Companies and Distributors — 0.9%
Applied Industrial Technologies, Inc.	473	75,713
Beacon Roofing Supply, Inc.(1)	519	41,707
Core & Main, Inc., Class A(1)	760	26,623
Fastenal Co.	5,615	336,732
Ferguson PLC	529	90,639
MSC Industrial Direct Co., Inc., Class A	423	41,209
SiteOne Landscape Supply, Inc.(1)	383	53,934
United Rentals, Inc.	849	404,141
Watsco, Inc.	132	50,454
WESCO International, Inc.	524	81,665
WW Grainger, Inc.	450	353,785
		1,556,602

Water Utilities†
American Water Works Co., Inc.	522	68,821
Essential Utilities, Inc.	2	71
		68,892
Wireless Telecommunication Services — 0.3%
T-Mobile U.S., Inc.	2,847	428,331
TOTAL COMMON STOCKS (Cost $160,498,090)		170,223,908
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	122,169	122,169
State Street Navigator Securities Lending Government Money Market Portfolio(3)	27,598	27,598
TOTAL SHORT-TERM INVESTMENTS (Cost $149,767)		149,767
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $160,647,857)		170,373,675
OTHER ASSETS AND LIABILITIES — 0.1%		227,726
TOTAL NET ASSETS — 100.0%		$170,601,401

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $86,757. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $91,675, which includes securities collateral of $64,077.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.